Stockholders’ Equity (Deficit) and Stock-Based Compensation - Common Stock and Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($) vote $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Equity And Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Capital stock authorized (in shares) | shares						238,755,000
Class A common stock, authorized (in shares) | shares		0			0	5,755,000
Class A common stock, par value (in dollars per share) | $ / shares		$ 0			$ 0	$ 0.001
Class B common stock, authorized (in shares) | shares	1,000,000,000	1,000,000,000			1,000,000,000	233,000,000
Class B common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance, initial public offering | $		$ 0	$ 0	$ 0	$ 357,188	$ 0
Conversion price (in dollars per share) | $ / shares	$ 19.00
Shares issued upon conversion (in shares)	1
Preferred stock, authorized (in shares) | shares	50,000,000	50,000,000			50,000,000	0
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001			$ 0.001	$ 0
Number of votes per common share | vote	1
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance, initial public offering | $	$ 375,000
Proceeds from offering, net | $	$ 353,000
IPO | Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares	25,000,000
Stock issue price (in dollars per share) | $ / shares	$ 15